Document and Entity Information	Jun. 23, 2021
Cover [Abstract]
Amendment Flag	false
Entity Central Index Key	0000887343
Document Type	8-K
Document Period End Date	Jun. 23, 2021
Entity Registrant Name	COLUMBIA BANKING SYSTEM, INC.
Entity Incorporation State Country Code	WA
Entity File Number	000-20288
Entity Tax Identification Number	91-1422237
Entity Address, Address Line One	1301 A Street
Entity Address, City or Town	Tacoma
Entity Address, State or Province	WA
Entity Address, Postal Zip Code	98402-2156
City Area Code	(253)
Local Phone Number	305-1900
Written Communications	true
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Common Stock, No Par Value
Trading Symbol	COLB
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false